Flow-Through Share Premium Liability (Tables)	12 Months Ended
Feb. 29, 2024
Flow-through Share Premium Liability
Schedule of flow-through share premium liability

	Years ended
	February 29, 2024 $	February 28, 2023 $	February 28, 2022 $
Balance, beginning of the year	91,333	—	—
Liability incurred through flow-through shares issued	1,442,938	166,100	—
Amortization for the year	(383,219)	(74,767)	—
Balance, end of the year	1,151,052	91,333	—